Note 14 - Segments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$

Home country - Australia	5,003,332	3,677,486
Foreign countries
- U.S.A.	179,195	1,437,998
- Germany	2,547,820	4,785,384
- Switzerland	68,334	235,945
- Canada	501,948	296,183
- Other	144,891	155,451
Total - foreign countries	3,442,188	6,910,961
Total income	8,445,520	10,588,447

% of total income derived from -
- Siemens	29%	53%
- Other	71%	45%